Goodwill and Intangibles (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Jan. 15, 2021
Intangible assets gross carrying amounts	$ 156,082,656	$ 231,781,652
Intangible assets accumulated amortization	(37,174,656)	(19,193,787)
Intangible assets, net	118,908,000	212,587,865
Carrying amount goodwill		45,666,784	$ 616,979,694
Customer Relationships [Member]
Intangible assets gross carrying amounts	2,920,000	2,920,000
Intangible assets accumulated amortization	(551,757)	(308,424)
License [Member]
Intangible assets gross carrying amounts	83,410,737	112,161,292
Intangible assets accumulated amortization	(26,357,126)
Brand [Member]
Intangible assets gross carrying amounts	69,751,919	116,700,360
Intangible assets accumulated amortization	(10,265,773)	(5,264,606)
Goodwill [Member]
Carrying amount goodwill	$ 0	$ 44,051,645